Income Tax expense - Summary of Group Reports Income Taxes in the Income Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax (expense) / income	€ 0	€ 1	€ 6
Deferred tax (expense) / income	0	0	0
Total income tax (expense) / income in profit or loss	€ 0	€ 1	€ 6